OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares		Value
Common Stocks: 98.1%
Aerospace & Defense: 2.0%
127,490	Safran SA - ADR	$3,899,919

Air Freight & Logistics: 2.3%
20,175	United Parcel Service, Inc. - Class B	4,324,310

Auto Components: 2.4%
28,170	Aptiv PLC [1]	4,646,642

Banks: 6.1%
22,525	First Republic Bank	4,651,638
44,495	JPMorgan Chase & Co.	7,045,783
		11,697,421

Chemicals: 4.4%
15,240	Air Products & Chemicals, Inc.	4,636,922
24,570	International Flavors & Fragrances, Inc.	3,701,471
		8,338,393

Commercial Services & Supplies: 2.7%
38,215	Waste Connections, Inc.	5,207,558

Diversified Consumer Services: 1.2%
18,805	Bright Horizons Family Solutions, Inc. [1]	2,367,173

Electrical Equipment: 1.5%
20,020	AMETEK, Inc.	2,943,741

Equity Real Estate Investment Trusts - REITS: 4.7%
19,795	Crown Castle International Corp.	4,132,009
25,660	PS Business Parks, Inc.	4,725,802
		8,857,811

Food & Staples Retailing: 2.2%
52,355	Sysco Corp.	4,112,485

Health Care Equipment & Supplies: 3.8%
93,820	Boston Scientific Corp. [1]	3,985,474
9,990	Teleflex, Inc.	3,281,515
		7,266,989

Health Care Providers & Services: 3.2%
59,270	CVS Health Corp.	6,114,293

Insurance: 2.1%
38,825	The Progressive Corp.	3,985,386

Interactive Media & Services: 9.2%
5,374	Alphabet, Inc. - Class C [1]	15,550,153
43,020	Snap, Inc. - Class A [1]	2,023,230
		17,573,383

Internet & Direct Marketing Retail: 3.6%
2,051	Amazon.com, Inc. [1]	6,838,731

IT Services: 4.8%
67,495	LiveRamp Holdings, Inc. [1]	3,236,385
27,035	Visa, Inc. - Class A	5,858,755
		9,095,140

Life Sciences Tools & Services: 4.2%
24,270	Danaher Corp.	7,985,073

Machinery: 1.0%
14,255	Lincoln Electric Holdings, Inc.	1,988,145

Media: 1.8%
5,217	Charter Communications, Inc. - Class A [1]	3,401,327

Multiline Retail: 2.3%
18,730	Dollar General Corp.	4,417,096

Oil, Gas & Consumable Fuels: 1.7%
17,785	Pioneer Natural Resources Co.	3,234,736

Pharmaceuticals: 1.5%
16,360	Johnson & Johnson	2,798,705

Road & Rail: 5.7%
14,145	Old Dominion Freight Line, Inc.	5,069,285
22,935	Union Pacific Corp.	5,778,015
		10,847,300

Semiconductors & Semiconductor Equipment: 6.3%
36,035	Advanced Micro Devices, Inc. [1]	5,185,437
18,034	Applied Materials, Inc.	2,837,830
5,265	Monolithic Power Systems, Inc.	2,597,382
6,610	Xilinx, Inc.	1,401,518
		12,022,167

Software: 13.4%
37,795	Microsoft Corp.	12,711,214
10,655	Synopsys, Inc. [1]	3,926,368
13,545	Workday, Inc. - Class A [1]	3,700,223
50,145	Zendesk, Inc. [1]	5,229,622
		25,567,427

Specialty Retail: 4.0%
8,110	The Home Depot, Inc.	3,365,731
37,805	Ross Stores, Inc.	4,320,356
		7,686,087

Total Common Stocks
(Cost $106,667,932)		187,217,438

Short-Term Investments: 1.8%
Money Market Funds: 1.8%
3,344,169	Federated Hermes U.S. Treasury Cash Reserves - Class I , 0.006% [2]	3,344,169
Total Money Market Funds
(Cost $3,344,169)		3,344,169
Total Short-Term Investments
(Cost $3,344,169)		3,344,169
Total Investments in Securities: 99.9%
(Cost $110,012,101)		190,561,607
Other Assets in Excess of Liabilities: 0.1%		116,659
Total Net Assets: 100.0%		$190,678,266

ADR -	American Depositary Receipt

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2021.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Osterweis Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$187,217,438	$–	$–	$187,217,438
Short-Term Investments	3,344,169	–	–	3,344,169
Total Assets:	$190,561,607	$–	$–	$190,561,607

[1] See Schedule of Investments for industry breakouts.